Share-based compensation - Summary of Vesting Period Schedule (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Jun. 30, 2025
Between 1st anniversary date and 2nd anniversary date of Designated Date | Four - Year Schedule
Vesting Period Schedule [Line Items]
Vesting Schedule	20.00%
Between 1st anniversary date and 2nd anniversary date of Designated Date | Five - Year Schedule
Vesting Period Schedule [Line Items]
Vesting Schedule	10.00%
Between 2st anniversary date and 3rd anniversary date of Designated Date | Four - Year Schedule
Vesting Period Schedule [Line Items]
Vesting Schedule	20.00%
Between 2st anniversary date and 3rd anniversary date of Designated Date | Five - Year Schedule
Vesting Period Schedule [Line Items]
Vesting Schedule	10.00%
Between 3rd anniversary date and 4th anniversary date of Designated Date | Four - Year Schedule
Vesting Period Schedule [Line Items]
Vesting Schedule	30.00%
Between 3rd anniversary date and 4th anniversary date of Designated Date | Five - Year Schedule
Vesting Period Schedule [Line Items]
Vesting Schedule	20.00%
Between 4th anniversary date and 5th anniversary date of Designated Date | Four - Year Schedule
Vesting Period Schedule [Line Items]
Vesting Schedule	30.00%
Between 4th anniversary date and 5th anniversary date of Designated Date | Five - Year Schedule
Vesting Period Schedule [Line Items]
Vesting Schedule	30.00%
Between 5th anniversary date and 6th anniversary date of Designated Date | Five - Year Schedule
Vesting Period Schedule [Line Items]
Vesting Schedule	30.00%